Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)		Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		$ 10,425,356	$ 13,449,470	$ 11,746,249
Less: Accumulated depreciation and amortization		(4,607,407)	(5,943,892)	(5,346,692)
Property, plant and equipment, net		5,817,949	7,505,578	6,399,557
Leasehold buildings and leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	[1]	7,473,054	9,640,784	8,288,008
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		65,472	84,464	70,635
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		38,751	49,992	49,695
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		410,971	530,183	530,182
Furniture, fixtures & fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		60,604	78,183	61,971
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal		$ 2,376,504	$ 3,065,864	$ 2,745,758

[1]	Leasehold buildings and leasehold improvements include construction in progress of S$433,263 and S$1,729,689 (US$1,340,768) as of March 31, 2025 and 2026, respectively. The related construction projects are expected to be completed by February 2028 and February 2029, respectively. These projects are financed through bank borrowings, as disclosed in Note 12.